John Hancock Variable Insurance Trust (the “Trust”)
Supplement dated June 24, 2021 to the current

Prospectus, as may be supplemented (the “Prospectus”)

Blue Chip Growth Trust (the “fund”)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At its meeting held on June 21-24, 2021, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved that a special meeting of shareholders of the fund will be held on or about Tuesday, September 28, 2021 at 10:00 A.M., Eastern Time (the “Shareholder Meeting”). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective when the fund’s Statement of Additional Information (the “SAI”) is revised or supplemented to reflect the change, which is expected to be on or about September 29, 2021.

The Shareholder Meeting is expected to be virtual, via telephone only, however additional information will be provided about the meeting prior to the scheduled date.

Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of August 4, 2021 are entitled to vote at the meeting.

Please see the fund’s Prospectus, proxy statement (when filed), and SAI for more details.

The foregoing is not a solicitation of any proxy. For important information regarding Blue Chip Growth Trust or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the appropriate phone number listed below. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposal to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.

For John Hancock Life Insurance Company (U.S.A.) variable annuity contracts:	(800) 344-1029
For John Hancock Life Insurance Company (U.S.A.) variable life contracts:	(800) 827-4546
For John Hancock Life Insurance Company of New York variable annuity contracts:	(800) 551-2078
For John Hancock Life Insurance Company of New York variable life contracts:	(888) 267-7784

1

Core Bond Trust (the “fund”)

At its meeting held on June 21-24, 2021, the Trust’s Board of Trustees (the “Board”) approved a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Wells Capital Management, Incorporated (“Wells Capital”) with respect to the fund (the “Agreement”). The Agreement was approved in connection with the acquisition (the “Acquisition”) by a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P. of the asset management business of Wells Fargo & Co., the ultimate parent company of Wells Capital, the current subadvisor to the fund. The Agreement will become effective on the closing date of the Acquisition, which is expected to be on or about September 1, 2021. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund. In connection with the Acquisition, Wells Capital is expected to convert from a California corporation to a Delaware limited liability company.

Mid Cap Stock Trust (the “fund”)

At a meeting held on June 21-24, 2021, the Board of Trustees of John Hancock Variable Insurance Trust approved a change in the fund’s name effective on or about October 15, 2021 (the “Effective Date”). As of the Effective Date, the fund’s name will be changed to Mid Cap Growth Trust, and all references to Mid Cap Stock Trust will be changed to reflect the fund’s new name.

In addition, as of the Effective Date, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

Fund	APR	Advisory Fee Breakpoint
Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million;
	0.825%	— next $2.7 billion;
	0.800%	— next $500 million;
	0.775%	— next $500 million; and
	0.755%	— excess over $4.2 billion.*

* The fee schedule above will become effective on or about October 15, 2021.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

2

John Hancock Variable Insurance Trust (the “Trust”)
Supplement dated June 24, 2021 to the current

Statement of Additional Information, as may be supplemented (the “SAI”)

Blue Chip Growth Trust (the “fund”)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.

At its meeting held on June 21-24, 2021, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved that a special meeting of shareholders of the fund will be held on or about Tuesday, September 28, 2021 at 10:00 A.M., Eastern Time (the “Shareholder Meeting”). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status will become effective when the fund’s SAI is revised or supplemented to reflect the change, which is expected to be on or about September 29, 2021.

The Shareholder Meeting is expected to be virtual, via telephone only, however additional information will be provided about the meeting prior to the scheduled date.

Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of August 4, 2021 are entitled to vote at the meeting.

Please see the fund’s prospectus (the “Prospectus”), proxy statement (when filed), and SAI for more details.

The foregoing is not a solicitation of any proxy. For important information regarding Blue Chip Growth Trust or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the appropriate phone number listed below. The proxy statement, Prospectus, or SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposal to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus, or SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.

For John Hancock Life Insurance Company (U.S.A.) variable annuity contracts:	(800) 344-1029
For John Hancock Life Insurance Company (U.S.A.) variable life contracts:	(800) 827-4546
For John Hancock Life Insurance Company of New York variable annuity contracts:	(800) 551-2078
For John Hancock Life Insurance Company of New York variable life contracts:	(888) 267-7784

1

Core Bond Trust (the “fund”)

At its meeting held on June 21-24, 2021, the Trust’s Board of Trustees (the “Board”) approved a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Wells Capital Management, Incorporated (“Wells Capital”) with respect to the fund (the “Agreement”). The Agreement was approved in connection with the acquisition (the “Acquisition”) by a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P. of the asset management business of Wells Fargo & Co., the ultimate parent company of Wells Capital, the current subadvisor to the fund. The Agreement will become effective on the closing date of the Acquisition, which is expected to be on or about September 1, 2021. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund. In connection with the Acquisition, Wells Capital is expected to convert from a California corporation to a Delaware limited liability company.

Mid Cap Stock Trust (the “fund”)

At a meeting held on June 21-24, 2021, the Board of Trustees of John Hancock Variable Insurance Trust approved a change in the fund’s name effective on or about October 15, 2021 (the “Effective Date”). As of the Effective Date, the fund’s name will be changed to Mid Cap Growth Trust, and all references to Mid Cap Stock Trust will be changed to reflect the fund’s new name.

You should read this Supplement in conjunction with the SAI and retain it for future reference.

2